Summary of Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Accumulated retained earnings (deficit)	$ (26,489)	$ (11,668)	$ 6,318
Noncontrolling interests	417	10,326	1,279
Prepaid expenses and other current assets	7,196	6,995	4,117
Other current liabilities	$ 10,744	9,288	4,201
Previously Reported [Member]
Accumulated retained earnings (deficit)		6,318	6,454
Noncontrolling interests		1,279	1,089
Accounts receivable, net		13,416
Prepaid expenses and other current assets		4,117
Other current liabilities		4,201
Other assets		2,259
Long-term investments		1,564
Deferred tax asset		1,237
Revision of Prior Period, Adjustment [Member]
Accumulated retained earnings (deficit)		(190)	(136)
Noncontrolling interests		(33)	$ 190
Accounts receivable, net		(149)
Prepaid expenses and other current assets
Other current liabilities		21
Other assets		(1)
Long-term investments		(126)
Deferred tax asset		75
As Restated [Member]
Accumulated retained earnings (deficit)		6,128
Noncontrolling interests		1,246
Accounts receivable, net		13,267
Prepaid expenses and other current assets		4,117
Other current liabilities		4,222
Other assets		2,258
Long-term investments		1,438
Deferred tax asset		$ 1,312